Property, Plant and Equipment - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about property, plant and equipment [Line Items]
Net book value of assets	£ 526	£ 591
Net grant deferral/funding	£ 74	28
Percentage of change in take up assumption rate	4.00%
Movement in deferred grant funding based on change in take up assumption rate	£ 50
Deferred grant funding	£ 536	£ 446
UK [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
BDUK take-up assumption rate	41.00%	39.00%
Network Infrastructure [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Net book value of assets	£ 132	£ 179
Network Infrastructure [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Net book value of assets	£ 8,300	£ 8,000
Useful life of assets	more than 18 years